FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial risk management
Net liability position in foreign currency	$ 2,088
Financial debt		$ 200,200	$ 206,928
Currency risk
Financial risk management
Net liability position in foreign currency	$ 2,088
Estimated variation in exchange rate	10.00%
Estimated variation in consolidated amounts of foreign currency position		17,571
Interest rate risk
Financial risk management
Financial debt		100,366
NDF at variable rate		18,513
Net financial debt not hedged		81,853
Variation in agreed interest rates (as a percent)	1.00%
Effect		$ 819